Going Concern	6 Months Ended
Jun. 30, 2026
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of June 30, 2026, the Company had cash and cash equivalents of $670,488 and an accumulated deficit of $11,643,209. The Company intends to continue significant preclinical development activities that began in 2023 and to initiate a Phase I clinical trial which, together with expenses incurred for general and administrative expenses, are expected to result in continuing operating losses for the foreseeable future. The amount of future losses and when, if ever, the Company will achieve profitability are uncertain. The Company’s ability to achieve profitability will depend on, among other things, successfully completing clinical studies, obtaining requisite regulatory approvals, establishing appropriate pricing for its product with payers, and raising sufficient funds to finance the Company’s activities. No assurance can be given that the Company’s clinical development efforts will be successful, that regulatory approvals will be obtained, or that the Company will be able to achieve appropriate pricing and market access or that profitability, if achieved, can be sustained. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments related to the outcome of this uncertainty.

Management has evaluated the Company’s operating plan against its existing cash and determined that substantial doubt exists about the Company’s ability to support its operations and fund its obligations for the next twelve months from the date of issuance of these condensed consolidated financial statements. The Company’s ability to execute its operating plan depends on the Company’s ability to obtain additional funding through equity offerings and debt financings. The Company plans to continue to fund its losses from operations through cash and cash equivalents on hand, as well as through future equity offerings, debt financings, or other third-party funding. There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. Even if the Company raises additional capital, it may also be required to modify, delay or abandon some of its plans which could have a material adverse effect on the business, operating results and financial condition and its ability to achieve its intended business objectives. Any of these actions could materially harm the business, results of operations and future prospects.